Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
6
- PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at
December 31, 2019
and
2018
:

	(in thousands)
	2019	2018
Land and improvements	$4,069	$4,069
Buildings	17,327	17,602
Equipment	5,857	5,253
	27,253	26,924
Less accumulated depreciation	8,464	7,956
Premises and equipment, net	$18,789	$18,968

Depreciation expense amounted
to
$932,000
in
2019
,
$893,000
in
2018
 and
$724,000
in
2017
.